UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2010
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
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Address: 190 South LaSalle St. STE 2160
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         Chicago, IL 60603
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Form 13F File Number: 28-13768
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
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Phone:   312-870-1900
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Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                11/12/2010
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  55
                                         ---------------
Form 13F Information Table Value Total:  $78,410
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
06/30/2010
13F Report

                             13F INFORMATION TABLE

                                                               VALUE                   INVESTMENT     VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP         (x1000)       SHARES     DISCRETION    Sole    Shared   None
--------------------------------------------------------------------------------------------------------------------------
A T & T Inc new                  COMMON STOCK   00206r102     1379.7498      48243         Sole         46,443      1800
Abbott Labs                      COMMON STOCK   002824100     281.52136       5389         Sole          5,389
Aeropostale Inc                  COMMON STOCK   007865108       871.968      37504         Sole         35,925      1579
Apache Corp                      COMMON STOCK   037411105    1392.98224      14249         Sole         13,649       600
Apollo Investment Corporation    COMMON STOCK   03761u106    1623.82836     158732         Sole        153,732      5000
Archer Daniels Midland           COMMON STOCK   039483102      947.3856      29680         Sole         28,680      1000
Barrick Gold Corp                COMMON STOCK   067901108    1963.06632      42408         Sole         40,483      1925
Chevron Corp                     COMMON STOCK   166764100     644.42855       7951         Sole          7,951
Cimarex Energy Co                COMMON STOCK   171798101    1601.82072      24204         Sole         23,469       735
Cisco Systems                    COMMON STOCK   17275R102      570.8454      26066         Sole         25,486       580
Covidien Ltd                     COMMON STOCK   G2554F105     765.17741      19039         Sole         18,292       747
Diageo PLC New Spons ADR         COMMON STOCK   25243q205    1641.95493      23793         Sole         22,768      1025
Disney                           COMMON STOCK   254687106     1177.4332      35572         Sole         33,997      1575
EOG Resources Inc                COMMON STOCK   26875p101    1532.05263      16479         Sole         15,969       510
Equity Residential               COMMON STOCK   29476L107      282.5658       5940         Sole          5,865        75
Exxon Mobil Corp                 COMMON STOCK   30231G102    2173.09251      35169         Sole         33,704      1465
Fushi Copperweld, Inc.           COMMON STOCK   36113E107     613.03605      70545         Sole         67,895      2650
General Electric Co              COMMON STOCK   369604103    1685.66125     103733         Sole         98,833      4900
Google Inc CL A                  COMMON STOCK   38259P508     957.46359       1821         Sole          1,731        90
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406     842.98117      16663         Sole         16,204       459
Humana Inc                       COMMON STOCK   444859102       762.392      15175         Sole         14,825       350
International Business Machine   COMMON STOCK   459200101    1090.28992       8128         Sole          7,953       175
IShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457    3571.71958      42334         Sole         41,859       475
IShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440     557.12927       5627         Sole          5,387       240
IShares Barclays Aggregate Bon   COMMON STOCK   464287226    1644.20045      15133         Sole         15,083        50
IShares Barclays Tips Bond Ind   COMMON STOCK   464287176    1805.27018      16553         Sole         16,313       240
IShares MSCI EAFE Index Fd       COMMON STOCK   464287465     782.93952      14256         Sole         14,156       100
IShares Tr MSCI Emerging Mkts    COMMON STOCK   464287234    8078.16449     180437         Sole        174,087      6350
J P Morgan Chase & Co            COMMON STOCK   46625H100    1152.68516      30286         Sole         29,326       960
Johnson & Johnson                COMMON STOCK   478160104    1473.28488      23778         Sole         22,588      1190
Layne Christensen Company        COMMON STOCK   521050104     569.34699      21991         Sole         20,676      1315
MasterCard Inc                   COMMON STOCK   57636Q104       611.968       2732         Sole          2,652        80
McDonalds Corp                   COMMON STOCK   580135101    1926.38154      25854         Sole         25,029       825
Microchip Technology Inc         COMMON STOCK   595017104      1434.749      45620         Sole         43,495      2125
Molex Incorporated               COMMON STOCK   608554101    1071.09275      51175         Sole         48,775      2400
National Fuel Gas                COMMON STOCK   636180101      202.5771       3910         Sole          3,910
NextEra Energy Inc               COMMON STOCK   65339f101    1558.98057      28663         Sole         27,688       975
Novartis AG ADS                  COMMON STOCK   66987v109    1526.87092      26476         Sole         25,351      1125
PepsiCo Inc                      COMMON STOCK   713448108    1016.26624      15296         Sole         14,946       350
Procter & Gamble Co              COMMON STOCK   742718109     421.52913       7029         Sole          7,029
Rayonier Inc                     COMMON STOCK   754907103       429.779       8575         Sole          8,575
Rockwell Collins                 COMMON STOCK   774341101    1025.37475      17603         Sole         16,788       815
S & P Depository Receipts SPDR   COMMON STOCK   78462f103      390.3246       3420         Sole          3,390        30
Short S&P 500 Proshares ETF      COMMON STOCK   74347R503      3819.579      78110         Sole         75,230      2880
SPDR Gold Trust                  COMMON STOCK   78463V107     8842.4183      69130         Sole         66,735      2395
St Joe Company                   COMMON STOCK   790148100     903.75093      36339         Sole         35,299      1040
Sunpower Corp Cl A               COMMON STOCK   867652109       272.664      18935         Sole         17,860      1075
Templeton Global Income Fund     COMMON STOCK   880198106     194.27716      18022         Sole         18,022
Terex Corp New                   COMMON STOCK   880779103     1228.7412      53610         Sole         51,335      2275
Teva Pharmaceutical              COMMON STOCK   881624209      831.8675      15770         Sole         14,990       780
Time Warner Cable Inc            COMMON STOCK   88732J207     811.19975      15025         Sole         14,650       375
Tyco Electronics Ltd             COMMON STOCK   H8912P106    1235.04174      42267         Sole         40,322      1945
Vodafone Group PLC               COMMON STOCK   92857w209    1254.59208      50568         Sole         48,568      2000
Wal-Mart Stores                  COMMON STOCK   931142103    1379.58504      25777         Sole         24,502      1275
WisdomTree China Yuan Fd         COMMON STOCK   97717W182     1583.4868      62342         Sole         60,367      1975
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                                                            78409.53443    1819126                   1,754,226     10625